Taxes - Deferred tax detail recognized (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Opening balance	$ 5,480,516	$ 2,541,484	$ 2,682,881
Deferred tax recognized in profit or loss	928,517	2,409,079	(842,447)
Increase due to business combinations (Note 12)	(383,346)	(98,005)	0
Deferred tax recognized in other comprehensive income(a)	89,526	656,835	666,767
Foreign currency translation	(80,507)	(28,877)	34,283
Closing balance	$ 6,034,706	$ 5,480,516	$ 2,541,484